Financial instruments - Natural gas forward contracts (Details) MMBTU in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) MMBTU	Dec. 31, 2020 USD ($) MMBTU
Disclosure of financial assets [line items]
Reclassification of hedge losses (gains) in cash flow hedge	$ (12,654,000)	$ 20,271,000
Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge losses (gains) in cash flow hedge	(12,654,000)	$ 20,271,000
Natural gas forward contract
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
Natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Hedging instrument, energy (in mmbtu) | MMBTU	322,880	306,820
Notional amount	$ 1,053,917,000	$ 1,005,550,000
Liabilities, fair value	(3,986,000)	(177,426,000)
Natural gas forward contract | Cash flow hedges | other current assets
Disclosure of financial assets [line items]
Assets, fair value	5,905,000	410,000
Natural gas forward contract | Cash flow hedges | Other non-current asset
Disclosure of financial assets [line items]
Assets, fair value	50,208,000	2,961,000
Natural gas forward contract | Cash flow hedges | other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	(3,961,000)	(14,758,000)
Natural gas forward contract | Cash flow hedges | Other non-current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ (56,138,000)	$ (166,039,000)
Natural gas forward contract | Cash flow hedges | Bottom of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy (in mmbtu) | MMBTU	50	50
Natural gas forward contract | Cash flow hedges | Top of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy (in mmbtu) | MMBTU	130	90